Share capital - Schedule of fair value assumptions of warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of warrants [Line Items]
Weighted average share price of warrants		$ 32.16
Expected dividend yield of warrants granted	0.00%	0.00%
Expected life of warrants	5 years
Expected volatility of warrants granted	117.00%	100.00%
Bottom of range
Disclosure of warrants [Line Items]
Weighted average share price of warrants	$ 2.58
Exercise price of warrants granted	$ 3.46	$ 2.61
Risk free interest rate of warrants granted	0.32%	1.41%
Expected life of warrants		1 year 4 months 20 days
Expected volatility of warrants granted	118.00%
Top of range
Disclosure of warrants [Line Items]
Weighted average share price of warrants	$ 4.00
Exercise price of warrants granted	$ 5.80	$ 26.73
Risk free interest rate of warrants granted	0.36%	1.52%
Expected life of warrants		6 years 6 months 18 days
Expected volatility of warrants granted	121.00%